UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

   Investment Company Act file number   811-10615
                                      ------------

                               ALPINE INCOME TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

          2500 WESTCHESTER AVENUE, PURCHASE NY             10577
        ----------------------------------------         -----------
        (Address of principal executive offices)         (Zip code)


                     ---------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 877-238-3782
                                                   -------------

Date of fiscal year end:  10-31-03
                        ----------

Date of reporting period:  4-30-03
                        ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

GENERAL INSTRUCTIONS


A. RULE AS TO USE OF FORM N-CSR.


Form N-CSR is a combined reporting form that is to be used for reports of registered management investment companies under Section 30(b)(2) of the Investment Company Act of 1940 (the "Act") and Section 13(a) or 15(d) of the Securities Exchange Act of 1934 (the "Exchange Act"), filed pursuant to Rule 30b2-1(a) under the Act (17 CFR 270.30b2-1(a)). A report on this Form shall be filed within 10 days after the transmission to stockholders of any annual or semi-annual report that is required to be transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).


B. APPLICATION OF GENERAL RULES AND REGULATIONS.


The General Rules and Regulations under the Act and the Exchange Act contain certain general requirements that are applicable to reporting on any form under those Acts. These general requirements should be carefully read and observed in the preparation and filing of reports on this form, except that any provision in the form or in these instructions shall be controlling.

                                     ALPINE
                                  MUTUAL FUNDS



                               ALPINE INCOME TRUST
                       ALPINE MUNICIPAL MONEY MARKET FUND
                        ALPINE TAX OPTIMIZED INCOME FUND
                               SEMI -ANNUAL REPORT


                                 APRIL 30, 2003

                              TRUSTEES AND OFFICERS


Chairman and President    Samuel A. Leiber     Alpine Management & Research, LLC


Trustee                   Laurence B. Ashkin   President
                                               Centrum Equities

Trustee                   H. Guy Lieber        Director
                                               White Plains Hospital Center

Trustee                   Donald Stone         Trustee
                                               Save the Children Federation

Vice President            Steven C. Shachat    Managing Director
                                               Alpine Management & Research, LLC

Secretary                 Fred Jensen, Esq.    Vice President
                                               Cadre Financial Services, Inc

Treasurer                 Danielle Buell       First Vice President
                                               Cadre Financial Services, Inc.







                              TEAM OF PROFESSIONALS

Investment Adviser                    Alpine Management & Research, LLC
Administrator                         Cadre Financial Services, Inc.
Transfer Agent                        Cadre Financial Services, Inc.
Distributor                           Ambac Securities, Inc.
Custodian                             US Bank National Assocation
Independent Auditors                  PricewaterhouseCoopers LLP
Legal Counsel                         Spitzer & Feldman, P.C.



ALPINE INCOME TRUST
MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                  MATURITY
       (000)               DESCRIPTION                                          DATE              VALUE
      -------              -----------                                          ----              -----

MUNICIPAL OBLIGATIONS - 99.8%
VARIABLE RATE DEMAND NOTES - 88.5%

$      1,700    Bell Cnty, TX Health Facility DCR, 1.65% (a)                  12/1/2019      $   1,700,000
                (Southern Healthcare Systems Project)
                LOC:  Bank One - 100%

       2,600    Birmingham, AL IDBR 1.56% (a)                                 12/1/2011          2,600,000
                (Southland Tube Inc. Project)
                LOC:  Southtrust Bank N.A.- 100%

         200    California HFAR 1.45% (a)                                      8/1/2033            200,000
                (Home Mortgage - Series M)
                SPA:  Bank of Nova Scotia

       1,350    Cherry Creek, CO 1.95% (a)                                     6/1/2006          1,350,000
                (South Metro Dist No. 1)
                LOC:  Dresdner Bank AG - 100%

       1,000    Clark Cnty, AR SWDR 1.85% (a)                                  8/1/2022          1,000,000
                (ALCOA Inc. Project)
                Gtd. by ALCOA Inc.

       2,800    Cobb Cnty, GA Housing Authority MRHR 1.57% (a)                 7/1/2014          2,800,000
                SPA:  Merrill Lynch Capital Services

         200    Coconino Cnty, AZ PCR 1.90% (a)                                4/1/2034            200,000
                (Arizona Public Service Co. Project)
                Gtd. by Arizona Public Service Company

       1,500    De Kalb Cnty, GA Development Authority IDR 1.49% (a)           8/1/2005          1,500,000
                (Noland Company Project)
                LOC:  Wachovia Bank and Trust - 100%

       1,250    Dothan Houston Cnty, AL Airport Authority AR 1.61% (a)        10/1/2017          1,250,000
                (Pemco Aviation Group Project)
                LOC:  Southtrust Bank N.A. - 100%

       2,000    Harris Cnty, TX Indl Dev Corp SWDR 1.40% (a)                   4/1/2032          2,000,000
                (Exxon Project)
                Gtd. by EXXON MOBIL Corporation




                 The accompanying notes are an integral part of
                          these financial statements.

                                       2







ALPINE INCOME TRUST
MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                  MATURITY
       (000)               DESCRIPTION                                          DATE              VALUE
      -------              -----------                                          ----              -----

MUNICIPAL OBLIGATIONS - CONTINUED
VARIABLE RATE DEMAND NOTES - CONTINUED


 $      500     Hillsborough Cnty, FL IDA IDR 1.65% (a)                       12/1/2011    $       500,000
                (Ringhaver Equipment Co Project)
                LOC:  Suntrust Bank - 100%

      2,800     Illinois Development Finance Authority IDR 1.70% (a)          12/1/2027          2,800,000
                (Forty Foot High Realty LLC)
                LOC:  Charter One Bank - 100%

        400     Illinois Development Finance Authority PCR 1.35% (a)          11/1/2012            400,000
                (Amoco Oil Co. Project)
                Gtd. by AMOCO Oil Company

      1,500     Long Island Power Authority, NY ESR 1.55% (a)                  5/1/2033          1,500,000
                (Sub Series 1A)
                LOC:  Bayerische Hypo-Und Vereinsbank - 100%

      2,500     Marshfield, WI IDR 1.71% (a)                                  12/1/2014          2,500,000
                (Beatrice Cheese Project)
                LOC:  Wachovia Bank and Trust - 100%

        500     Maury Cnty, TN HEFB HFR 1.65% (a)                             12/1/2019            500,000
                (Southern Healthcare Systems)
                LOC:  Bank One N.A. - 100%

      1,500     Montgomery Cnty, MD Housing Opportunity CHR 1.57% (a)          3/1/2040          1,500,000
                Gtd. by Den Danske Bank A/S

        900     New York St HFAR 1.45% (a)                                    11/1/2033            900,000
                (66 West 38th Street - Series A)
                LOC:  Bayerische Hypo-Und Vereinsbank - 100%

      1,300     New York St HFAR 1.45% (a)                                    11/1/2033          1,300,000
                (66 West 38th Street Housing - Series A)
                LOC:  Bayerische Hypo-Und Vereinsbank - 100%

      1,500     Ohio Housing Finance Agency MFHR 1.57% (a)                    12/25/2029         1,500,000
                Gtd. by Merrill Lynch Capital Services

      1,900     Orange Cnty, VA IDA 1.56% (a)                                 12/1/2022          1,900,000
                (Zamma Corp. Project)
                LOC:  Southtrust Bank N.A. - 100%





                 The accompanying notes are an integral part of
                           these financial statements.

                                       3





ALPINE INCOME TRUST
MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                  MATURITY
       (000)               DESCRIPTION                                          DATE              VALUE
      -------              -----------                                          ----              -----

MUNICIPAL OBLIGATIONS - CONTINUED
VARIABLE RATE DEMAND NOTES - CONTINUED

$    1,000      Panhandle, TX Regional Housing Finance 1.57% (a)               5/1/2035      $   1,000,000
                SPA:  Merrill Lynch Capital Services

     1,500      Port of Corpus Christi, Auth. of Nueces Cnty, TX 1.70% (a)     4/1/2028          1,500,000
                (Flint Hills Resource LP Project)
                Gtd. by Flint Hills Resources LLC

     2,800      Port of Port Arthur, TX NDR 1.55% (a)                          5/1/2033          2,800,000
                (Fina Oil & Chemical Co. Project)

     1,600      Puttable Floating Option Tax-Exempt Receipts 1.61% (a)         3/1/2040          1,600,000
                Gtd. by Merrill Lynch Capital Services

     1,200      Richmond, IN Industrial EDR 1.60% (a)                          5/1/2014          1,200,000
                (Elevator Equipment Corp. Project)
                LOC:  U.S. Bank N.A. - 100%

     1,350      Saline Cnty Ark PCR 1.81% (a)                                  8/1/2010          1,350,000
                (Alcoa Inc. Project)
                Gtd. by ALCOA Inc.

     1,000      Salt Lake City, UT SFR 3.10% (a)                               6/1/2030          1,000,000
                (Delta Airlines Inc. Project)
                LOC:  Commerzbank AG - 100%

     1,200      Southwestern Ill Development Authority SWDR 1.40% (a)          4/1/2022          1,200,000
                (Shell Oil Co. - Wood River Project)
                Gtd. by Shell Oil Company

       325      Trumbull Cnty, OH IDR 1.60% (a)                               12/1/2015            325,000
                (Niles Expanded Metals Project)
                LOC:  Bank One N.A. - 100%

     2,300      Walton Cnty, GA Industrial Building Authority IDR 1.60% (a)   10/1/2017          2,300,000
                (Leggett & Platt Inc. Project)
                LOC:  Wachovia Bank and Trust - 100%

     2,865      Washington St EDFA 1.86% (a)                                  10/1/2022          2,865,000
                (B & H Dental Lab Project)
                LOC:  Washington Mutual Bank - 100%


                 The accompanying notes are an integral part of
                          these financial statements.

                                       4







ALPINE INCOME TRUST
MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------


     PRINCIPAL
      AMOUNT                                                                  MATURITY
       (000)               DESCRIPTION                                          DATE              VALUE
      -------              -----------                                          ----              -----

MUNICIPAL OBLIGATIONS - CONTINUED
VARIABLE RATE DEMAND NOTES - CONTINUED

$    2,225      Washington St EDFA 1.86% (a)                                  12/10/2019    $    2,225,000
                (Hillstrom Ventures LLC)
                LOC:  Washington Mutual Bank - 100%

     1,200      Washington St HFC MFHR 1.57% (a)                                8/1/2014         1,200,000
                SPA:  Merrill Lynch Capital Services

       700      West Baton Rouge Parish, LA Industrial Dist. No. 3
                Rev 1.90% (a)                                                  12/1/2024           700,000
                (Dow Chemical Co. Project)
                Gtd. by DOW Chemical Company
                                                                                             --------------

                Total Variable Rate Demand Notes (cost $51,165,000)                             51,165,000
                                                                                             --------------

GENERAL MARKET NOTES - 5.4%

    1,600       California Statewide CDA MFHR AN 1.60%                         12/1/2003        1,600,000
                (Main Plaza - Series SS)
                GIC:  Transamerica Life Insurance

    1,500       Rockland Cnty, NY Solid Waste Management Authority 3.50%        9/1/2003        1,509,806
                (Series A)
                                                                                             --------------

                Total General Market Notes (cost $3,109,806)                                     3,109,806
                                                                                             --------------


PUT BONDS - 3.2%

      280       Indianapolis, IN IDR 2.15% (a)                                  9/1/2005          280,000
                (Hoosier Gasket Corp Project)
                Semi-annual reset and optional put 9/1/2003
                LOC:  Bank One N.A. - 100%

      345       Jackson, TN HEHFB MFHR 2.00% (a)                               12/1/2017          345,000
                (Creekside Apts Project)
                Annual reset and optional put 12/1/2003
                LOC:  First Tennessee Bank - 100%




                 The accompanying notes are an integral part of
                          these financial statements.


                                       5



ALPINE INCOME TRUST
MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------


     PRINCIPAL
      AMOUNT                                                                  MATURITY
       (000)               DESCRIPTION                                          DATE              VALUE
      -------              -----------                                          ----              -----

MUNICIPAL OBLIGATIONS - CONTINUED
PUT BONDS(A) - CONTINUED

$    1,220      Pennsylvania St Higher Education Assistance Agency 2.35% (a)    6/1/2025        1,221,725
                (Series A)
                Mandatory put on 7/1/03
                Insd. By FSA
                                                                                            -------------

                Total Put Bonds (cost $1,846,725)                                               1,846,725
                                                                                            -------------
BONDS - 2.7%

     1,000      Louisiana Public Facility Authority Revenue 3.00%             10/15/2003        1,007,707
                (Med Center LA - University Hospital)
                FGIC insured

       130      Sandoval Cnty, NM Gross Receipts Tax Revenue 1.50%              2/1/2004          129,902

       455      University of Alabama UR 1.45%                                 12/1/2003          454,731
                (Huntsville - Gen Fee - Series A)
                FSA Insurance
                                                                                             -------------
                Total Bonds (cost $1,592,340)                                                   1,592,340
                                                                                             -------------

                Total Investments (cost $57,713,871) - 99.8%                                   57,713,871

                Other assets in excess of liabilities - 0.2%                                      107,346
                                                                                             -------------

                Net Assets - 100.0%                                                       $    57,821,217
                                                                                             =============

(a) Variable Rate Demand Notes are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Put Bonds are payable on demand quarterly, semi-annually, or annually and their interest rate changes less frequently than rates on Variable Rate Demand Notes. Interest rates presented for these securities are those in effect at April 30, 2003.







                 The accompanying notes are an integral part of
                          these financial statements.

ALPINE INCOME TRUST
MUNICIPAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

Glossary of Terms:

AN                Anticipation Note
AR                Airport Revenue
CDA               Community Development Authority
CHR               Community Housing Revenue
DCR               Development Corporation Revenue
EDFA              Economic Development Finance Authority
EDR               Economic Development Revenue
ESR               Electric Systems Revenue
FGIC              Financial Guaranty Insurance Company
FSA               Financial Security Assurance, Inc.
HEFB              Health & Educational Facility Board
HEHFB             Health Education & Housing Facility Board
HFAR              Housing Finance Agency Revenue
HFC               Housing Finance Commission
HFR               Healthcare Facility Revenue
IDA               Industrial Development Authority
IDBR              Industrial Development Board Revenue
IDR               Industrial Development Revenue
LOC               Letter of Credit
MFHR              Multifamily Housing Revenue
NDR               Naval District Revenue
PCR               Pollution Control Revenue
SFR               Special Facility Revenue
SPA               Security Purchase Agreement
SWDR              Solid Waste Disposal Revenue
UR                University Revenue
















                 The accompanying notes are an integral part of
                          these financial statements.


ALPINE INCOME TRUST
TAX OPTIMIZED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
APRIL 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                   MATURITY
       (000)               DESCRIPTION                                           DATE              VALUE
      -------              -----------                                           ----              -----

COMMERCIAL PAPER - 6.5%

$   1,600       Arizona Special Fund TE COP 1.80%                               5/7/2003    $   1,600,000
                Insd. by FGIC

    1,500       Ohio Water Dev Auth PCR 3.00%                                  7/18/2003        1,500,000
                (The Toledo Edison Co. Project)
                Gtd. by Toledo Edison
                                                                                             -------------

                Total Commercial Paper (cost $3,100,000)                                        3,100,000
                                                                                             -------------

CORPORATE BONDS - 36.1%

     1,000      AOL Time Warner Inc. 6.15%                                      5/1/2007        1,077,853

     1,800      Boeing Capital Corp. 5.75%                                     2/15/2007        1,908,533

     1,150      CIT Group Inc. 5.91%                                          11/23/2005        1,218,848

     2,000      DaimlerChrysler NA Holdings 4.75%                              1/15/2008        2,066,110

       500      Ford Motor Credit Co. 5.75%                                    2/23/2004          508,634

     2,400      Ford Motor Credit Co. 6.875%                                    2/1/2006        2,482,807

     1,200      General Motors Acceptance Corp. 6.125%                         8/28/2007        1,246,098

     1,575      Goldman Sachs Group Inc. 4.125%                                1/15/2008        1,625,487

     2,000      Household Finance Corp. 4.625%                                 1/15/2008        2,087,006

     3,000      International Lease Finance Corp. 4.75%                        2/15/2008        3,041,481
                                                                                             -------------

                Total Corporate Bonds (cost $16,730,603)                                       17,262,857
                                                                                             -------------




MUNICIPAL OBLIGATIONS - 56.6%
VARIABLE RATE DEMAND NOTES - 36.1%

    2,000       Clayton Cnty, GA Development Authority SFR 3.10% (a)           5/1/2035         2,000,000
                (Delta Air Lines - Series B)
                LOC:  General Electric Capital Corp - 100%




                 The accompanying notes are an integral part of
                          these financial statements.



                                       8




ALPINE INCOME TRUST
TAX OPTIMIZED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2003 (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                   MATURITY
       (000)               DESCRIPTION                                           DATE              VALUE
      -------              -----------                                           ----              -----

MUNICIPAL OBLIGATIONS - CONTINUED
VARIABLE RATE DEMAND NOTES - CONTINUED

$      900      Clayton Cnty, GA Development Authority SFR 3.05% (a)           5/1/2035     $       900,000
                (Delta Air Lines - Series C)
                LOC:  General Electric Capital Corp - 100%

       850      Coconino Cnty, AZ PCR 1.90% (a)                                4/1/2034             850,000
                (Arizona Public Service Co. Project)
                Gtd. by Arizona Public Service Company

     1,100      Gulf Coast Waste Disposal Authority, TX 1.40% (a)              1/1/2026           1,100,000
                (Amoco Oil Co. Project)
                Gtd. by AMOCO Corporation

       400      Hawaii St HFDCR 3.41% (a)                                      7/1/2025             400,000
                (Rental Housing System - Series B)
                LOC:  Industrial Bank of Japan - 100%

       800      Illinois Development Finance Authority IDR 1.70% (a)          12/1/2027             800,000
                (Forty Foot High Realty LLC)
                LOC:  Charter One Bank - 100%

     1,300      Lancaster Cnty, NB Hospital Authority No. 1 HR 1.60% (a)       6/1/2012           1,300,000
                (Bryan Memorial Hospital Project)
                SPA:  Commerzbank A.G. & Insd. By MBIA

     1,000      Lincoln Cnty, WY EIR 2.25% (a)                                11/1/2025           1,000,000
                (Pacificorp Projects) Daily reset - 5/1/2003
                Gtd. by Pacificorp

     2,000      Los Angeles, CA Unified School District COP 1.70% (a)         12/1/2017           2,000,000
                (Belmont Learning Complex )
                LOC:  Commerzbank A.G. - 100%

       100      Orange Cnty, VA IDA 1.56% (a)                                 12/1/2022             100,000
                (Zamma Corp. Project)
                LOC : Southtrust Bank N.A. - 100%

     2,300      Port of Port Arthur, TX NDR 1.55% (a)                          5/1/2033           2,300,000
                (Fina Oil & Chemical Co. Project)
                Gtd. by Fina Inc.



                 The accompanying notes are an integral part of
                          these financial statements.



                                       9


ALPINE INCOME TRUST
TAX OPTIMIZED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                   MATURITY
       (000)               DESCRIPTION                                           DATE              VALUE
      -------              -----------                                           ----              -----

MUNICIPAL OBLIGATIONS - CONTINUED
VARIABLE RATE DEMAND NOTES - CONTINUED

$    2,000      Salt Lake City, UT SFR 3.10% (a)                                 6/1/2030     $   2,000,000
                (Delta Air Lines Inc. Project)
                LOC:  General Electric Capital Corp. - 100%

     2,100      Searcy, AR IDR 2.36% (a)                                         1/1/2010         2,100,000
                (Yarnell Ice Cream Co.)
                Gtd. by Arkansas Development Finance Authority & SPA:
                AmSouth Bank of Alabama

       400      Washington St EDFA EDR 1.86% (a)                               12/10/2019           400,000
                (Hillstrom Ventures LLC)
                LOC:  Washington Mutual Bank - 100%

                                                                                               -------------
                Total Variable Rate Demand Notes (cost $17,250,000)                              17,250,000
                                                                                               -------------

GENERAL MARKET NOTES - 0.8%

        400      California Statewide CDA MFHR AN 1.60%                         12/1/2003           400,064
                 (Main Plaza - Series SS)
                 GIC:  Transamerica Life Insurance
                                                                                               -------------
                 Total General Market Notes (cost $400,000)                                         400,064
                                                                                               -------------

PUT BONDS - 8.1%

     1,200       Cypress-Fairbanks, TX ISD 5.00% (a)                            2/15/2028         1,330,776
                 (Schoolhouse Series B)
                 Mandatory put on 8/15/2007
                 Gtd. by PSF & SPA:  Toronto-Dominion Bank

     1,000       Michigan St Strategic Fund Ltd 3.10%(a)                        12/1/2028         1,010,260
                 (Dow Chemical Project)
                 Mandatory put on 12/1/2004
                 Gtd. by DOW Chemical Company

     1,000       Michigan St Strategic Fund Ltd 3.80% (a)                        6/1/2014         1,016,530
                 (Dow Chemical Project)
                 Mandatory put on 6/1/2006
                 Gtd. by DOW Chemical Company



                 The accompanying notes are an integral part of
                          these financial statements.



                                       10





ALPINE INCOME TRUST
TAX OPTIMIZED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2003 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------

     PRINCIPAL
      AMOUNT                                                                   MATURITY
       (000)               DESCRIPTION                                           DATE              VALUE
      -------              -----------                                           ----              -----

MUNICIPAL OBLIGATIONS - CONTINUED
PUT BONDS - CONTINUED

$       500      Pennsylvania St Higher Education Assistance Agency 2.35%       6/1/2025     $      500,730
                 (Series A)
                 Mandatory put on 7/1/03
                 Insd. By FSA
                                                                                              --------------

                 Total Put Bonds (cost $3,798,620)                                                3,858,296
                                                                                              --------------

MUNICIPAL BOND - 1.4%

         680     St Louis Mo Airport Revenue 3.00%                              7/1/2004            690,220
                 (Series C)
                 Insd. By MBIA
                                                                                              --------------
                 Total Municipal Bond (cost $687,788)                                               690,220
                                                                                              --------------

OTHER - 10.2%

      1,400      Illinois Development Finance Authority PCR 3.25% (a)           3/1/2017          1,400,000
                 (Illinois Power Co. Project)
                 Insd. By AMBAC

        800      Illinois Development Finance Authority PCR 3.20% (a)           4/1/2032            800,000
                 (Illinois Power Co. Project - Series B)
                 Insd. By MBIA

      2,200      Missouri St Environmental IERA 2.25% (a)                       3/1/2035          2,200,000
                 (Amerenue Project - Series B)
                 Gtd. by Union Electric Company

        460      University of Alabama UR 2.05% (a)                             3/1/2035            465,134
                 (Huntsville Gen Fee - Series A)
                 Insd. by FSA
                                                                                              --------------

                 Total Other (cost $4,860,000)                                                    4,865,134
                                                                                              --------------

                 Total Investments (cost $46,827,011) - 99.2 %                                   47,426,571

                 Other assets in excess of liabilities - 0.8%                                       369,569
                                                                                              --------------

                 Net Assets - 100.0%                                                         $   47,796,140
                                                                                              ==============





                 The accompanying notes are an integral part of
                          these financial statements.

ALPINE INCOME TRUST
TAX OPTIMIZED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS - CONTINUED
APRIL 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

(a) Variable Rate Demand Notes are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Put Bonds are payable on demand quarterly, semi-annually, or annually and their interest rate changes less frequently than rates on Variable Rate Demand Notes. Interest rates presented for these securities are those in effect at April 30, 2003.

Glossary of Terms:

AMBAC             American Municipal Bond Assurance Corp.
AN                Anticipation Note
CDA               Community Development Authority
COP               Certificate of Participation
EDFA              Economic Development Finance Authority
EDR               Economic Development Revenue
EIR               Environmental Improvement Revenue
FGIC              Financial Guaranty Insurance Co.
FSA               Financial Security Assurance, Inc.
HFDCR             Housing Finance & Development Corporation Revenue
HR                Hospital Revenue
IDA               Industrial Development Authority
IDR               Industrial Development Revenue
IERA              Improvement & Energy Resource Authority
ISD               Independent School District
LOC               Letter of Credit
MBIA              Municipal Bond Investors Assurance Corp.
MFHR              Multifamily Housing Revenue
NDR               Naval District Revenue
PCR               Pollution Control Revenue
PSF               Permanent School Fund
SFR               Special Facility Revenue
SPA               Security Purchase Agreement
TE                Tax-Exempt
UR                University Revenue





















                 The accompanying notes are an integral part of
                          these financial statements.



ALPINE INCOME TRUST
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2003
(UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------


                                                                      ALPINE MUNICIPAL              ALPINE TAX OPTIMIZED
                                                                      MONEY MARKET FUND                  INCOME FUND

                                                                -----------------------------      -----------------------

ASSETS:
Investments in securities:

  Commercial paper                                                      $       -                   $       3,100,000
  Corporate Bonds                                                               -                          16,730,603
  Municipal Obligations                                                      57,713,871                    26,996,408
                                                                ------------------------      ------------------------
        Total investments, at amortized cost                                 57,713,871                    46,827,011
         Net unrealized gains on securities (Note 2 )                       -                                 599,560
                                                                ------------------------      ------------------------
Value of securities                                                          57,713,871                    47,426,571
                                                                ------------------------      ------------------------

Cash                                                                                  -                        63,367
Interest receivable                                                             114,296                       323,082
Prepaid expenses                                                                 11,799                        11,799
                                                                ------------------------      ------------------------

          Total Assets                                                       57,839,966                    47,824,819
                                                                ------------------------      ------------------------

LIABILITIES:

Administration fees payable                                                       4,830                         5,721
Investment advisory fees payable                                                  3,331                        14,495
Other payables                                                                   10,588                         8,463
                                                                ------------------------      ------------------------

          Total Liabilities                                                      18,749                        28,679
                                                                ------------------------      ------------------------

NET ASSETS                                                                 $ 57,821,217                  $ 47,796,140
                                                                ========================      ========================

Shares of beneficial interest outstanding
(unlimited shares authorized)                                                57,821,217                 4,709,158.712
                                                                ========================      ========================

Net asset value, offering price and                                           $    1.00                    $    10.15
                                                                ========================      ========================
 redemption price per share

NET ASSETS CONSIST OF:
Common Stock, at par value                                                   $    5,782                     $     471
Paid-in capital in excess of par value                                       57,815,435                  $ 47,196,109
Net unrealized appreciation on investments                                        -                           599,560
                                                                ------------------------      ------------------------
NET ASSETS                                                                 $ 57,821,217                  $ 47,796,140
                                                                ========================      ========================




                 The accompanying notes are an integral part of
                          these financial statements.


ALPINE INCOME TRUST
STATEMENTS OF OPERATIONS (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               ALPINE MUNICIPAL             ALPINE TAX OPTIMIZED
                                                                              MONEY MARKET FUND                INCOME FUND
                                                                         ---------------------------    ---------------------------

                                                                          FOR THE PERIOD DECEMBER 5,     FOR THE PERIOD DECEMBER 6,
                                                                               2002*** THROUGH                 2002*** THROUGH
                                                                                APRIL 30, 2003                  APRIL 30, 2003
                                                                                 (UNAUDITED)                     (UNAUDITED)
                                                                         ---------------------------    ---------------------------

INTEREST INCOME                                                                 $     203,388                    $      493,766

EXPENSES:
    Administration fees                                                                20,096                            24,253
    Investment Advisory fees                                                           62,365                           121,266
    Offering expenses                                                                   3,515                             3,515
    Organization costs                                                                 44,629                            44,629
    Other expenses                                                                     10,394                            11,318
                                                                         ---------------------          ------------------------
         Total expenses                                                               140,999                           204,981
         Less:  Fee deferments and Advisor reimbursements                             (96,650)                         (107,968)
                                                                         ---------------------          ------------------------
         Net expenses                                                                  44,349                            97,013

NET INVESTMENT INCOME                                                                 159,039                           396,753
                                                                         ---------------------          ------------------------

Net realized (losses) and gains on securities                                             (36)                          23,469
Net unrealized gains on securities                                                          -                           599,560
                                                                         ---------------------          ------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                            159,003                         1,019,782
                                                                         =====================          ========================


*** Commencement of operations




                 The accompanying notes are an integral part of
                          these financial statements.


ALPINE INCOME TRUST
ALPINE MUNICIPAL MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD  THROUGH APRIL 30, 2003*(UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------




OPERATIONS:

   Net investment income                                                                        $ 159,003
                                                                                    ---------------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                                                         (159,003)
                                                                                    ---------------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                                                            57,658,328
   Net asset value of shares issued to shareholders from
            reinvestment of dividends                                                            159,003
   Cost of shares redeemed                                                                        (96,114)
                                                                                    ---------------------
       Net increase in net assets resulting from share  transactions                          57,721,217
                                                                                    ---------------------


NET ASSETS:

   Beginning of period                                                                            100,000
                                                                                    ---------------------
   End of period                                                                             $ 57,821,217
                                                                                    =====================

OTHER INFORMATION

Share Transactions:
   Shares sold                                                                                 57,658,328
   Shares issued to shareholders from reinvestment of dividends                                   159,003
   Shares repurchased                                                                            (96,114)
                                                                                    ---------------------
        Net increase in shares outstanding                                                     57,721,217
                                                                                    =====================


* For the period from December 5, 2002 (commencement of operations), to April 30, 2003








              The accompanying notes are an integral part of these
                             financial statements.


ALPINE INCOME TRUST
ALPINE TAX OPTIMIZED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD  THROUGH APRIL 30, 2003*(UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------




OPERATIONS:

   Net investment income                                                                       $  396,753
   Net realized gains on securities                                                                23,469
   Net change in unrealized gains on securities                                                   599,560
                                                                                      --------------------
       Net increase in net assets resulting from operations                                     1,019,782
                                                                                      --------------------

DIVIDENDS TO SHAREHOLDERS FROM:

   Net investment income                                                                          (420,222)
                                                                                      --------------------

SHARE TRANSACTIONS:

   Net proceeds from sale of shares                                                             46,676,358
   Net asset value of shares issued to shareholders from reinvestment of dividends
                                                                                                  420,222
   Cost of shares redeemed                                                                          -
                                                                                      --------------------
       Net increase in net assets resulting from share transactions                             47,696,140
                                                                                      --------------------


NET ASSETS:

   Beginning of period                                                                             100,000
                                                                                      --------------------
   End of period                                                                               $47,796,140
                                                                                      ====================

OTHER INFORMATION

Share Transactions:
   Shares sold                                                                               4,657,558.743
   Shares issued to shareholders from reinvestment of dividends                                 41,600.056
   Shares repurchased                                                                               -
                                                                                      --------------------
        Net increase in shares outstanding                                                   4,699,158.799
                                                                                      ====================


* For the period from December 6, 2002 (commencement of operations), to April 30, 2003



              The accompanying notes are an integral part of these
                             financial statements.

ALPINE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

Alpine Income Trust (the "Trust") was organized on September 23, 2002, as a Delaware business trust and is registered as an open-end management investment company under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is comprised of two series of shares, the Alpine Municipal Money Market Fund and the Alpine Tax Optimized Income Fund (each a "Fund"). The investment objective of Alpine Municipal Money Market Fund is to seek high federally tax-exempt current income consistent with preservation of capital and maintenance of liquidity. The Money Market Fund seeks to maintain a stable share price of $1.00. The investment objective of the Alpine Tax Optimized Income Fund is to seek high after-tax current income consistent with preservation of capital. The Tax Optimized Income Fund invests its assets in a combination of municipal obligations that pay interest that is free from federal income tax (other than AMT) and taxable debt obligations. The Tax Optimized Income Fund seeks to achieve returns primarily in the form of current income and price appreciation. The Funds commenced operations on December 5, 2002 and December 6, 2002 respectively.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

(A) VALUATION OF INVESTMENTS

MUNICIPAL MONEY MARKET FUND

Investment securities are carried at amortized cost, which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940, amortized cost, as defined, is a method of valuing securities at acquisition cost, adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.

TAX OPTIMIZED INCOME FUND

Investment securities are carried at value as determined using the following valuation methods:

         o Securities traded on a national or regional securities exchange and over-the-counter securities traded on the Nasdaq national market are valued at the last sales price; if there were no sales on that day, securities are valued at the mean between the latest available and representative bid and ask prices.

         o Securities not listed on an exchange are valued at the mean between the latest available and representative bid and ask prices.

ALPINE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
-------------------------------------------------------------------------------

         o The value of certain debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors.

         o The value of securities for which market quotations are not readily available, including restricted and not readily marketable securities, is determined in good faith under the supervision of the Company's Board of Directors.

(B) SECURITY TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains or losses are determined by specifically identifying the security sold.

With respect to the Funds, in computing net investment income, the Funds amortize premiums and discounts and accrues interest income daily.

With respect to the Tax Optimized Income Fund, the aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2003, amounted to $25,115,030 and $4,478,444, respectively.

(C) INCOME TAXES

The Funds are treated as separate entities for federal income tax purposes and intend to qualify each year as "regulated investment companies" under Subchapter M of the Internal Revenue Code, and to make distributions of substantially all of their net income, including net realized capital gains, if any, to relieve themselves from substantially all federal income and excise taxes. Therefore, no Federal income tax provisions are required.

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Tax Optimized Income Fund.

(D) DIVIDENDS AND DISTRIBUTIONS

Dividends are declared and accrued daily on each business day based upon the Funds net income, and are paid monthly by each Fund. Distributions of net realized capital gains, if any, may be declared and paid annually by each Fund at the end of the Fund's fiscal year in which they have been earned. All dividends and other distributions are automatically reinvested in full and fractional shares of a Fund at net asset value per share, unless otherwise requested.

ALPINE INCOME TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2003 (UNAUDITED)
-----------------------------------------------------------------------------

NOTE 3 -  FUND EXPENSES

INVESTMENT ADVISORY FEE

Pursuant to an Investment Advisory Agreement with the Funds, the Investment Adviser, Alpine Management & Research, LLC ("Alpine") provides investment advice and generally supervises the investment program of the Funds. Alpine is paid a fee at an annual rate equal to 0.45% of the Alpine Municipal Money Market Fund and 0.75% of the Alpine Tax Optimized Income Fund's average daily net assets. Such fees are calculated daily and paid monthly. Alpine has voluntarily agreed to waive 0.35% of the Alpine Municipal Money Market Fund and 0.37% of the Alpine Tax Optimized Income Fund's fees at this time.

ADMINISTRATION AND TRANSFER AGENT FEE

Under an Administration and Transfer Agent Agreement with the Funds, Cadre Financial Services, Inc. (Cadre), services all participant accounts, determines and allocates income of the Funds, provides administrative personnel, equipment and office space, determines the net asset value of the Funds on a daily basis and performs all related administrative and transfer agent services. For its services, Cadre is paid an annual rate based on the Fund's average daily net assets according to the following schedule:

-------------------------------- ---------------------------------- ------------------------------
                                    Municipal Money Market Fund        Tax Optimized Income Fund
-------------------------------- ---------------------------------- ------------------------------
0 - $500,000,000                              0.145%                             0.15%
-------------------------------- ---------------------------------- ------------------------------
$500,000,001 - $750,000,000                    0.12%                             0.125%
-------------------------------- ---------------------------------- ------------------------------
$750,000,001 - $1,000,000,000                 0.105%                             0.11%
-------------------------------- ---------------------------------- ------------------------------
Over $1,000,000,000                           0.0950%                            0.10%
-------------------------------- ---------------------------------- ------------------------------

--------------------------------------------------------------------------------------------------

WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund to the extent necessary to assure that ordinary operating expenses do not exceed 0.32% of the Alpine Municipal Money Market Fund's average daily net assets and 0.60% of Alpine Tax Optimized Income Fund's average daily net assets. Each Fund has agreed to repay the Adviser for such amounts. During the period ended April 30, 2003, Alpine waived and reimbursed the following fees so that the Funds could meet this expense limitation.



                                   -------------------------------------------------------------------------------------------------
                                                          Waived Fees              Reimbursed Expense                 Total
    ------------------------------ ---------------------------- ---------------------------- ---------------------------------------
                Fund               Expense Limit    Current     Life to Date     Current       Life to        Current       Life to
                                                                                                 Date                        Date
    ------------------------------ ------------- ------------- -------------- ------------ --------------- ------------- -----------
    Alpine Municipal Money
    Market Fund                        0.32%        $48,506        $48,506       $48,144       $48,144        $96,650       $96,650
    ------------------------------ ------------- ------------- -------------- ------------ --------------- ------------- -----------
    Alpine Tax Optimized Income
    Fund                               0.60%        $59,824        $59,824       $48,144       $48,144        $107,968     $107,968
    ------------------------------ ------------- ------------- -------------- ------------ --------------- ------------- -----------




ALPINE INCOME TRUST
ALPINE MUNICIPAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:


                                                           FOR THE PERIOD
                                                          DECEMBER 5, 2002***
                                                               THROUGH
                                                             APRIL 30, 2003
                                                             (UNAUDITED)
                                                     ------------------------

For a share outstanding throughout the period

Net asset value, beginning of period                                 $ 1.00
                                                     -----------------------

Income from investment operations:

  Net investment income                                                0.005

Less dividends:
  Dividends from net investment income                                (0.005)
                                                     -----------------------


Net asset value, end of period                                       $ 1.00
                                                     =======================

Ratio/Supplemental Data:

Total Return                                                          0.46%  **

Net assets, end of period (000's)                                  $ 57,821

Ratio to average net assets:
   Net investment income                                              1.15%   *

Operating expenses including waiver                                   0.32%   *

Operating expenses excluding waiver                                   1.02%   *

---------------------------------------------------- ---------------------------


   *  - Annualized
  **  - Unannualized
 ***  - Commencment of operations


ALPINE INCOME TRUST
ALPINE TAX OPTIMIZED INCOME FUND SERIES
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding, is as follows:

                                                                   FOR THE PERIOD DECEMBER 6,
                                                                        2002*** THROUGH
                                                                         APRIL 30, 2003
                                                                          (UNAUDITED)
                                                                  -----------------------------

For a share outstanding throughout the period
Net asset value, beginning of period                                          $ 10.00
                                                                  ----------------------

Income from investment operations:

  Net investment income                                                          0.10
  Net realized and unrealized gains on securities                                0.15
                                                                  ----------------------
     Total from investment operations                                            0.25

Less dividends:
  Dividends from net investment income                                          (0.10)
                                                                  ----------------------


Net asset value, end of period                                                $ 10.15
                                                                  ======================

Ratio/Supplemental Data:

Total Return                                                                   2.54% **

Net assets, end of period (000's)                                           $ 47,796

Ratio to average net assets:
   Net investment income                                                       2.45%  *

Operating expenses including waiver                                            0.60%  *

Operating expenses excluding waiver                                            1.28%  *

Portfolio Turnover Rate                                                          24%
----------------------------------------------------------------- ------------------

    * - Annualized
   ** - Unannualized
  *** - Commencment of operations